Average Annual Total Returns	The Chesapeake Core Growth Fund The Chesapeake Core Growth Fund Shares 3/1/2015 - 3/1/2015	The Chesapeake Core Growth Fund - Return After Taxes on Distributions The Chesapeake Core Growth Fund Shares 3/1/2015 - 3/1/2015	The Chesapeake Core Growth Fund - Return After Taxes on Distributions and Sale of Fund Shares The Chesapeake Core Growth Fund Shares 3/1/2015 - 3/1/2015	The Chesapeake Core Growth Fund S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes) 3/1/2015 - 3/1/2015	The Chesapeake Growth Fund Investor Shares 3/1/2015 - 3/1/2015	The Chesapeake Growth Fund - Return After Taxes on Distributions Investor Shares 3/1/2015 - 3/1/2015	The Chesapeake Growth Fund - Return After Taxes on Distributions and Sale of Fund Shares Investor Shares 3/1/2015 - 3/1/2015	The Chesapeake Growth Fund S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes) 3/1/2015 - 3/1/2015	The Chesapeake Growth Fund Institutional Shares 3/1/2015 - 3/1/2015	The Chesapeake Growth Fund - Return After Taxes on Distributions Institutional Shares 3/1/2015 - 3/1/2015	The Chesapeake Growth Fund - Return After Taxes on Distributions and Sale of Fund Shares Institutional Shares 3/1/2015 - 3/1/2015	The Chesapeake Growth Fund S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes) 3/1/2015 - 3/1/2015
[AverageAnnualReturnAbstract]
1 Year	8.95%	8.95%	5.07%	13.69%	5.32%	2.00%	5.80%	13.69%	5.50%	2.49%	5.63%	13.69%
5 Years	10.93%	10.93%	8.71%	15.45%	12.26%	10.94%	9.78%	15.45%	12.75%	11.54%	10.18%	15.45%
10 Years	3.82%	3.73%	3.05%	7.67%	6.59%	5.96%	5.31%	7.67%	6.91%	6.34%	5.59%	7.67%